Daily Income Fund Investment Objectives and Goals - Daily Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Daily Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Daily Income Fund seeks maximum current income, consistent with preservation of capital and liquidity by investing in high-quality money market securities.